BlackRock ETF Trust
BlackRock U.S. Equity Factor Rotation ETF
(the “Fund”)
Supplement dated October 1, 2021 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Fund, each dated November 27, 2020, as supplemented to date
The Board of Trustees (the “Board”) of BlackRock ETF Trust, on behalf of the Fund, recently approved certain changes to the Fund’s investment strategies. These changes are expected to become effective immediately.
Accordingly, effective immediately, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI, as applicable:
The sections of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:
The Fund seeks to outperform, before Fund fees and expenses, the investment results of the large- and mid‑capitalization U.S. equity markets. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes in U.S. listed common stock of large- and mid‑capitalization companies selected based on a proprietary Factor Rotation model developed by BFA and its affiliates. The proprietary model uses commonly-used equity style factors such as momentum, quality, value, size and minimum volatility and dynamically allocates the factors, emphasizing those factors with the strongest near-term return prospects.
The eligible universe of securities that are part of the model includes U.S. listed common stock of large- and mid‑capitalization companies. The model incorporates two potential sources of income: long-term return premium and short-term returns from timing the cyclical behavior of each individual factor. The model incorporates information about the current economic cycle as well as the valuations and recent trends for each factor to compare the relative attractiveness of each factor and to guide the portfolio to tilt into favorable factors and away from unfavorable factors in pursuit of incremental returns. The model may allocate a maximum of 40% of the Fund’s assets in securities solely assigned to any single style factor but this allocation may fluctuate and exceed 40% due to market movement.
While the Fund is actively managed, the Fund generally allocates its investments to securities based on the Factor Rotation model. The model allows for a company to be included under more than one of the equity style factors rather than being solely assigned to a single style factor.
The Fund will hold common stock of those companies that fall into at least one of the equity style factors. The Fund may also invest in other securities, including but not limited to, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund is an actively managed exchange-traded fund (“ETF”) and does not seek to replicate the performance of a specified index and may have a higher degree of portfolio turnover than an index fund. In certain situations or market conditions, the Fund may temporarily depart from its normal investment process, provided that the alternative, in the opinion of BFA, is consistent with the Fund’s investment objective and is in the best interest of the Fund.
The Fund may lend securities representing up to one‑third of the value of the Fund’s total assets (including the value of the collateral received).
The section of the Prospectus entitled “More Information About the Fund — Additional Information on Principal Investment Strategies” is deleted in its entirety and replaced with the following:
The Fund’s investment objective is a non‑fundamental policy and may be changed without shareholder approval. The Fund seeks to outperform, before Fund fees and expenses, the investment results of the large- and mid‑capitalization U.S. equity markets. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes in U.S. listed common stock of large- and mid‑capitalization companies selected based on a proprietary Factor Rotation model developed by BFA and its affiliates.
The Fund’s 80% investment policy may be changed by the Fund’s Board of Trustees (the “Board”) upon 60 days’ notice to shareholders.
The eligible universe of securities that are part of the model includes U.S. listed common stock of large- and mid‑capitalization companies. The proprietary model uses commonly-used equity style factors such as momentum, quality, value, size and minimum volatility and dynamically allocates the factors, emphasizing those factors with the strongest near-term return prospects. The model incorporates two potential sources of income: long-term return premium and short-term returns from timing the cyclical behavior of each individual factor. The model incorporates information about the current economic cycle as well as the valuations and recent trends for each factor to compare the relative attractiveness of each factor and to guide the portfolio to tilt into favorable factors and away from unfavorable factors in pursuit of incremental returns. The model may allocate a maximum of 40% of the Fund’s assets in securities solely assigned to any single style factor but this allocation may fluctuate and exceed 40% due to market movement. While the Fund is actively managed, the Fund generally allocates its investments to securities based on the Factor Rotation model. The model allows for a company to be included under more than one of the equity style factors rather than being solely assigned to a single style factor.
The Fund will hold common stock of those companies that fall into at least one of the equity style factors. The Fund may also invest in other securities, including but not limited to, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund is an actively managed ETF and does not seek to replicate the performance of a specified index and may have a higher degree of portfolio turnover than an index fund. Accordingly, the management team has discretion on a daily basis to manage the Fund’s portfolio in accordance with the Fund’s investment objective.
The first four paragraphs of the section of the SAI entitled “Investment Strategies and Risks of the Fund” are deleted in their entirety and replaced with the following:
The Fund seeks to outperform, before Fund fees and expenses, the investment results of the large- and mid‑capitalization U.S. equity markets. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes in U.S. listed common stock of large- and mid‑capitalization companies selected based on a proprietary Factor Rotation model developed by BFA and its affiliates. The proprietary model uses commonly-used equity style factors such as momentum, quality, value, size and minimum volatility and dynamically allocates the factors, emphasizing those factors with the strongest near-term return prospects.
The eligible universe of securities that are part of the model includes U.S. listed common stock of large- and mid‑capitalization companies. The model incorporates two potential sources of income: long-term return premium and short-term returns from timing the cyclical behavior of each individual factor. The model incorporates information about the current economic cycle as well as the valuations and recent trends for each factor to compare the relative attractiveness of each factor and to guide the portfolio to tilt into favorable factors and away from unfavorable factors in pursuit of incremental returns. The model may allocate a maximum of 40% of the Fund’s assets in securities solely assigned to any single style factor but this allocation may fluctuate and exceed 40% due to market movement.
While the Fund is actively managed, the Fund generally allocates its investments to securities based on the Factor Rotation model. The model allows for a company to be included under more than one of the equity style factors rather than being solely assigned to a single style factor.

The Fund will hold common stock of those companies that fall into at least one of the equity style factors. The Fund may also invest in other securities, including but not limited to, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund is an actively managed exchange-traded fund (“ETF”) and does not seek to replicate the performance of a specified index and may have a higher degree of portfolio turnover than an index fund. In certain situations or market conditions, the Fund may temporarily depart from its normal investment process, provided that the alternative, in the opinion of BFA, is consistent with the Fund’s investment objective and is in the best interest of the Fund.
Shareholders should retain this Supplement for future reference.
PR2SAI-DYNF-1021SUP

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